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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Funds, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  March 31

Date of reporting period:                         December 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Aeltus Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2005 (Unaudited)

Principal Amount			Value

CERTIFICATE OF DEPOSIT:		1.3%
$4,000,000		DEXIA 4.335%, due 02/01/06	$3,999,857

		Total Certificate of Deposit
		(Cost $3,999,857)	3,999,857

COLLATERALIZED MORTGAGE OBLIGATIONS:		4.6%
2,750,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 4.330%, due 11/10/06	2,750,000
3,200,000	@@, #, I, C	Newcastle CDO I Ltd., 4.549%, due 09/24/06	3,200,000
3,200,000	#, I, C	Newcastle CDO III Corp., 4.549%, due 09/24/06	3,200,000
3,300,000	@@, #, C	Putnam Structured Product CDO, 4.490%, due 10/15/06	3,300,000
2,300,000	@@, #, C	Whitehawk CDO Funding Ltd., 4.511%, due 09/15/06	2,300,000

		Total Collateralized Mortgage Obligations
		(Cost $14,750,000)	14,750,000

COMMERCIAL PAPER:		35.5%
650,000		Alliance & Leicester, 3.750%, due 01/26/06	648,244
7,050,000		American Express Bank FSB, 4.430%, due 03/16/06	7,050,000
1,000,000		Australia and New Zealand Banking Group Ltd., 3.880%, due 01/13/06	998,708
200,000		Australia and New Zealand Banking Group Ltd., 3.980%, due 01/19/06	199,581
2,500,000		ASB Bank Ltd., 4.010%, due 01/17/06	2,495,278
8,500,000		ASB Bank Ltd., 4.200%, due 02/10/06	8,459,578
2,000,000		Crown Point Capital 4.180%, due 02/09/06	1,990,748
6,500,000	I	Goldman Sachs Group, 2.503%, due 2/13/06	6,500,000
5,200,000		Jupiter Securities, 4.210%, due 01/30/06	5,181,841
7,000,000		Master Funding LLC, 3.780%, due 01/13/06	6,990,468
3,000,000		Master Funding LLC, 4.190%, due 01/31/06	2,989,225
3,000,000		Master Funding LLC, 4.200%, due 01/26/06	2,990,938
1,000,000		Monument Gardens, 3.620%, due 01/09/06	999,096
12,000,000		Monument Gardens, 4.030%, due 01/19/06	11,974,500
1,138,000		Old Line Funding Corp., 3.350%, due 01/05/06	1,137,471
2,800,000		St. Germain Holdings Ltd., 2.780%, due 01/03/06	2,799,351
6,600,000		St. Germain Holdings Ltd., 3.870%, due 01/13/06	6,590,810
4,000,000		St. Germain Holdings Ltd., 4.230%, due 02/01/06	3,985,017
1,000,000		Three Pillars Funding Corp., 3.860%, due 01/09/06	999,036
3,000,000	#	Three Pillars Funding Corp., 3.980%, due 01/17/06	2,994,373
10,000,000		Three Pillars Funding Corp., 4.150%, due 01/23/06	9,973,539
4,000,000		Thunder Bay Funding, 4.100%, due 01/17/06	3,992,267
750,000		Tulip Funding Co., 4.080%, due 01/31/06	747,375
4,350,000		Tulip Funding Co., 4.100%, due 01/17/06	4,341,590
5,500,000		Tulip Funding Co., 4.110%, due 01/19/06	5,488,100
900,000		UBS Finance, 4.070%, due 01/26/06	897,363
6,200,000	#	Verizon Global Funding Corp., 4.601%, due 01/12/07	6,200,000
1,191,000		Westpac Banking Corp., 4.100%, due 01/17/06	1,188,697
1,500,000		Windmill Funding Corp., 4.130%, due 01/20/06	1,496,563

		Total Commercial Paper
		(Cost $112,299,757)	112,299,757

CORPORATE BONDS/NOTES:		45.5%
2,820,000		Allstate Life Global Funding Trusts, 4.511%, due 09/22/06	2,820,185
2,000,000		American Express Centurion Bank, 4.601%, due 03/03/06	2,000,168
3,000,000		American General Finance Corp., 4.551%, due 03/29/06	2,999,859
4,600,000	#, C	American General Finance Corp., 4.600%, due 02/15/07	4,599,948

900,000		American General Finance Corp., 5.875%, due 07/14/06		908,686
1,000,000	@@, #	American Honda Finance Corp., 2.875%, due 04/03/06		995,807
3,000,000	@@, #	American Honda Finance Corp., 4.340%, due 02/16/06		2,999,991
4,600,000	@@, #	American Honda Finance Corp., 4.733%, due 09/18/06		4,600,000
2,000,000	#	Bank of New York, 4.580%, due 02/27/07		2,000,000
7,000,000		Banque Nationale de Paris/New York, 4.440%, due 06/21/06		6,998,899
3,750,000		Barclays Bank Plc, 4.453%, due 06/21/06		3,749,632
3,325,000		Bear Stearns Cos, Inc., 4.600%, due 01/28/07		3,325,000
3,400,000		Bear Stearns Cos, Inc., 4.620%, due 01/05/07		3,400,000
6,150,000	#, C	Cargill, Inc., 6.250%, due 05/01/06		6,183,027
1,000,000		Caterpillar Financial Services Corp., 2.650%, due 01/30/06		998,657
3,400,000	#	Concord Minutemen Capital Co. LLC, 4.669%, due 01/10/07		3,399,945
10,200,000	#	Concord Minutemen Capital Co. LLC, 4.687%, due 01/11/07		10,199,941
2,000,000		Credit Suisse Federal Bank, 4.777%, due 06/19/06		2,002,101
2,000,000		General Electric Capital Corp., 4.627%, due 09/18/06		2,001,988
5,900,000		General Electric Capital Corp., 4.670%, due 03/09/07		5,900,468
1,500,000		General Electric Corp., 2.850%, due 01/30/06		1,498,145
3,200,000	#	Goldman Sachs Group LP, 4.590%, due 02/15/07		3,200,000
2,200,000		Goldman Sachs Group, Inc., 4.810%, due 10/27/06		2,203,171
4,800,000	@@, #	HBOS Treasury Services PLC, 4.569%, due 01/24/07		4,800,000
2,900,000	@@, #	HBOS Treasury Services PLC, 4.620%, due 12/29/06		2,900,000
500,000		HSBC Finance Corp., 3.375%, due 02/21/06		499,238
8,900,000		HSBC Finance Corp., 6.500%, due 01/24/06		8,911,564
3,400,000		M&I Marshall & Ilsley Bank, 4.590%, due 02/20/06		3,400,621
1,500,000		Merrill Lynch & Co., Inc., 2.940%, due 01/30/06		1,498,214
7,400,000	I, #	Money Market Trust Series A-2, 4.645%, due 03/12/2007		7,400,000
5,150,000		Morgan Stanley Group, Inc., 4.799%, due 03/27/06		5,153,283
4,624,000		Morgan Stanley, 4.709%, due 01/12/07		4,629,390
1,400,000		Morgan Stanley, 6.300%, due 01/15/06		1,400,858
2,150,000		PNC Bank NA, 4.450%, due 03/21/06		2,149,769
3,500,000		Societe Generale/New York, 4.490%, due 03/30/06		3,499,734
14,000,000		Washington Mutual Bank, 4.560%, due 05/31/06		14,000,121
2,750,000		Wells Fargo & Co., 4.620%, due 03/02/07		2,750,000
2,100,000		Westpac Banking Corp., 4.490%, due 01/11/07		2,100,000

		Total Corporate Bonds/Notes
		(Cost $144,078,420)		144,078,410

U.S. GOVERNMENT AGENCY OBLIGATIONS:		3.5%
8,100,000		4.603%, due 06/14/06		8,099,134
2,900,000		4.653%, due 07/21/06		2,900,000

		Total U.S. Government Agency Obligations
		(Cost $10,999,134)		10,999,134

REPURCHASE AGREEMENT:		9.6%
30,398,000		Goldman Sachs Repurchase Agreement
		dated 12/30/05, 4.250%, due 01/03/06,
		$30,412,355 to be received upon repurchase
		(Collateralized by $30,416,000 Various U.S.
		Government Agency Obligations, 3.125%-5.000%,
		Market Value plus accrued interest $31,007,222
		due 01/15/07-08/15/14)		30,398,000

		Total Repurchase Agreement
		(Cost $30,398,000)		30,398,000

		Total Investments in Securities
		(Cost $316,525,158)*	100.0%	$ 316,525,158
		Other Assets and Liabilities-Net	0.0	39,298

		Net Assets	100.0%	$ 316,564,456

(1)

All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I	Illiquid Securities
C	Bond may be called prior to maturity date.

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the Brokerage Cash Reserves have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Newcastle CDO I Ltd., 4.549%, due 09/24/06	$3,200,000	09/22/05	$3,200,000	$3,200,000	1.0%
Newcastle CDO III Corp., 4.549%, due 09/24/06	3,200,000	09/22/05	3,200,000	3,200,000	1.0%
Goldman Sachs Group, 2.503%, due 2/13/06	6,500,000	01/13/05	6,500,000	6,500,000	2.1%
Money Market Trust Series A-2, 4.645%, due 03/12/2007	7,400,000	04/15/03	7,400,000	7,400,000	2.3%
			$20,300,000	$20,300,000	6.4%

PORTFOLIO OF INVESTMENTS
ING Aeltus Money Market Fund(1)	as of December 31, 2005 (Unaudited)

Principal Amount			Value

CERTIFICATE OF DEPOSIT:		0.9%
$2,000,000		DEXIA, 4.335%, due 02/01/06	$1,999,923

		Total Certificate of Deposit
		(Cost $1,999,923)	1,999,923

COLLATERALIZED MORTGAGE OBLIGATION:		6.0%
2,000,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 4.330%, due 11/10/06	2,000,000
3,000,000	@@, #, I, C	Newcastle CDO I Ltd., 4.549%, due 09/24/06	3,000,000
3,000,000	#, I, C	Newcastle CDO III Corp., 4.549%, due 09/24/06	3,000,000
2,900,000	@@, #, C	Putnam Structured Product CDO, 4.490%, due 10/15/06	2,900,000
1,700,000	@@, #, C	Whitehawk CDO Funding Ltd., 4.511%, due 09/15/06	1,700,000

		Total Collateralized Mortgage Obligation
		(Cost $12,600,000)	12,600,000

COMMERCIAL PAPER:		32.7%
500,000		Alliance & Leicester, 3.750%, due 01/26/06	498,649
4,900,000		American Express Bank FSB, 4.430%, due 03/16/06	4,900,000
1,200,000		ASB Bank Ltd., 4.010%, due 01/24/06	1,197,733
1,000,000		Cafco LLC, 3.690%, due 01/09/06	999,078
800,000		CBA Delaware Finance, Inc. 4.080%, due 11/22/05	797,167
800,000		CBA Delaware Finance, Inc. 4.130%, due 11/22/05	797,739
725,000		CBA Delaware Finance, Inc. 4.180%, due 02/07/06	721,818
4,200,000	I	Goldman Sachs Group, 2.503%, due 2/13/06	4,200,000
3,500,000		Jupiter Securities, 4.210%, due 01/30/06	3,487,778
3,750,000		Master Funding LLC, 3.780%, due 01/13/06	3,744,894
2,000,000		Master Funding LLC, 4.190%, due 01/31/06	1,992,817
3,600,000		Master Funding LLC, 4.200%, due 01/26/06	3,589,125
4,250,000		Monument Gardens, 3.620%, due 01/09/06	4,246,156
5,000,000		Monument Gardens, 4.030%, due 01/19/06	4,989,375
2,000,000		St. Germain Holdings Ltd., 2.780%, due 01/03/06	1,999,537
4,300,000		St. Germain Holdings Ltd., 3.870%, due 01/13/06	4,294,000
2,000,000		St. Germain Holdings Ltd., 4.030%, due 01/1906	1,995,750
2,000,000		Three Pillars Funding Corp., 3.860%, due 01/09/06	1,998,071
7,000,000		Three Pillars Funding Corp., 4.150%, due 01/23/06	6,981,477
3,000,000		Thunder Bay Funding, 4.100%, due 01/17/06	2,994,200
440,000		Thunder Bay Funding, 4.300%, due 02/06/06	438,064
3,000,000		Tulip Funding Co., 4.100%, due 01/17/06	2,994,200
3,800,000		Tulip Funding Co., 4.110%, due 01/19/06	3,791,778
200,000		UBS Finance, 4.220%, due 03/02/06	198,566
5,400,000	#	Verizon Global Funding Corp., 4.601%, due 01/12/07	5,400,000

		Total Commercial Paper
		(Cost $69,247,972)	69,247,972

CORPORATE BONDS/NOTES:		46.7%
750,000	#	Allstate Financial Global Funding, 6.150%, due 02/01/06	751,271
1,900,000		Allstate Life Global Funding Trusts, 4.511%, due 09/22/06	1,900,124
2,000,000		American Express Centurion Bank, 4.601%, due 03/03/06	3,249,961
2,000,000		American General Finance Corp., 4.551%, due 03/29/06	1,999,906
3,250,000	#, C	American General Finance Corp., 4.600%, due 02/15/07	3,500,000
610,000		American General Finance Corp., 5.875%, due 07/14/06	615,887
3,500,000	@@, #	American Honda Finance Corp., 4.733%, due 09/18/06	2,000,133
2,000,000	#	Bank of New York, 4.580%, due 02/27/07	2,000,000
5,000,000		Banque Nationale de Paris, 4.440%, due 06/21/06	4,999,213
2,750,000		Barclays Bank Plc, 4.453%, due 06/21/06	2,749,730

2,350,000		Bear Stearns Cos, Inc., 4.600%, due 01/28/07		2,500,000
2,500,000		Bear Stearns Cos, Inc., 4.620%, due 01/05/07		2,350,000
3,150,000	#, C	Cargill, Inc., 6.250%, due 05/01/06		3,167,007
1,455,000		Citigroup, Inc., 4.625%, due 03/20/06		1,455,263
2,500,000	#	Concord Minutemen Capital Co. LLC, 4.669%, due 01/10/07		2,499,960
6,800,000	#	Concord Minutemen Capital Co. LLC, 4.687%, due 01/11/07		6,799,960
1,000,000		Credit Suisse, 4.352%, due 02/13/06		1,000,009
2,600,000		General Electric Capital Corp., 4.627%, due 09/18/06		2,602,584
5,000,000		General Electric Capital Corp., 4.670%, due 03/09/07		5,000,000
1,000,000		General Electric Corp., 2.850%, due 01/30/06		998,809
2,200,000	#	Goldman Sachs Group LP, 4.590%, due 02/15/07		2,200,000
1,500,000		Goldman Sachs Group, Inc., 4.810%, due 10/27/06		1,502,162
4,100,000	@@, #	HBOS Treasury Services PLC, 4.569%, due 01/24/07		4,100,000
1,400,000	@@, #	HBOS Treasury Services PLC, 4.620%, due 12/29/06		1,400,000
500,000		HSBC Finance Corp., 4.551%, due 06/22/06		500,102
2,800,000		HSBC Finance Corp., 6.500%, due 01/24/06		2,803,990
845,000		Lehman Brothers Holdings, Inc., 6.625%, due 02/05/06		847,060
500,000		M&I Marshall & Ilsley Bank, 4.560%, due 10/02/06		500,061
1,000,000		Merrill Lynch & Co., Inc., 2.940%, due 01/30/06		998,763
6,700,000	I, #	Money Market Trust Series A-2, 4.645%, due 03/12/2007		6,700,000
3,850,000		Morgan Stanley Group, Inc., 4.799%, due 03/27/06		3,852,456
2,800,000		Morgan Stanley, 4.709%, due 01/12/07		2,803,342
1,000,000		Morgan Stanley, 6.300%, due 01/15/06		1,000,613
1,300,000		PNC Bank NA, 4.450%, due 03/21/06		1,299,872
2,350,000		Societe Generale, 4.490%, due 03/30/06		2,349,821
9,800,000		Washington Mutual Bank, 4.560%, due 05/31/06		9,800,085
2,500,000		Wells Fargo & Co., 4.620%, due 03/02/07		2,500,000
1,600,000		Westpac Banking Corp., 4.490%, due 01/11/07		1,600,000

		Total Corporate Bonds/Notes
		(Cost $98,898,144)		98,898,144

U.S. GOVERNMENT AGENCY OBLIGATIONS:		3.7%
5,700,000		4.603%, due 06/14/06		5,699,391
2,100,000		4.653%, due 07/21/06		2,100,000

		Total U.S. Government Agency Obligations
		(Cost $7,799,391)		7,799,391

REPURCHASE AGREEMENT:		10.1%
21,396,000		Goldman Sachs Repurchase Agreement dated 12/30/05, 4.250%, due 01/03/06, $21,406,103 to be received upon repurchase (Collateralized by $22,295,000 Various U.S. Government Agency Obligations, 4.250%-4.610%, Market Value plus accrued interest $21,824,766 due 10/10/13-08/15/14)		21,396,000

		Total Repurchase Agreement
		(Cost $21,396,000)		21,396,000

		Total Investments in Securities
		(Cost $211,941,430)*	100.1%	$ 211,941,430
		Other Assets and Liabilities-Net	(0.1)	(109,034)
		Net Assets	100.0%	$ 211,832,396

	(1)

All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
I	Illiquid Securities

*	Cost for federal income tax purposes is the same as for financial statement purposes.

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Aeltus Money Market Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Newcastle CDO I Ltd., 4.549%, due 09/24/06	$3,000,000	09/22/05	$3,000,000	$3,000,000	1.4%
Newcastle CDO III Corp., 4.549%, due 09/24/06	3,000,000	09/22/05	3,000,000	3,000,000	1.4%
Goldman Sachs Group, 2.503%, due 2/13/06	4,200,000	01/13/05	4,200,000	4,200,000	2.0%
Money Market Trust Series A-2, 4.645%, due 03/12/2007	6,700,000	04/15/03	6,700,000	6,700,000	3.2%
			$16,900,000	$16,900,000	8.0%

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Funds, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 1, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 1, 2006